Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)



DREYFUS LIFETIME PORTFOLIOS, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940











Printed in U.S.A.                                              552AR989

LifeTime

Portfolios, Inc.

Annual Report

September 30, 1998




DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the following performance figures for the various classes of shares in Dreyfus LifeTime Portfolios, Inc. These results were achieved in spite of the major correction that affected the equity markets in the past few months.

                       DREYFUS LIFETIME PORTFOLIOS, INC.

               TOTAL RETURN, 12 MONTHS ENDED SEPTEMBER 30, 1998.

                                                                                                          Lehman Brothers

                                                                              Standard & Poor's 500        Intermediate

                                                         Customized              Composite Stock       Government/Corporate

Portfolio                        Portfolio              Blended Index              Price Index              Bond Index

(Class)                        Total Return*           Total Return**             Total Return*            Total Return*

________                     _____________            _______________      _________________________ __________________________

Growth and Income
Investor Shares                    6.04%                    6.53%                     9.08%                   10.43%

Restricted Shares                  6.28%

Income

Investor Shares                    8.92%                    9.59%

Restricted Shares                  9.14%

Growth

Investor Shares                    2.97%                    3.52%

Restricted Shares                  3.17%

ECONOMIC REVIEW

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, and unemployment only slightly above 4%. The tight labor market led the Federal Reserve to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough that the Fed decided to stand pat for a number of months before cutting the Federal Funds rate in September and October. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. World economic weakness then shifted expectations towards monetary easing. After many years of subpar economic growth, continental Europe moved into a better economic expansion. Unlike the U.S., Europe has a substantial excess capacity of productive plant and labor. In Asia, weak economies were everywhere as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was directed towards the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors sensitive to Asia such as world-traded commodities (oil, metals and paper) and exporters. One result of the industrial weakness was to cool off a
U.S.    economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields.

  Market sentiment now anticipates further monetary ease in the U.S. and other industrial countries as the evidence of a weaker world economy has accumulated. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET OVERVIEW

  The 12 months ended September 30, 1998 encompassed some very different market phases, with stock market strength during much of the period followed by a sharp decline towards the end of the period. Over the 12 months, the total return on the Standard & Poor' s 500 Composite Stock Price Index was 9.08%. Returns on mid-cap and small-cap stock indices were weaker, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the fiscal year. First, the Federal Reserve kept the Federal funds rate flat at 5.5% for most of the fiscal year, before 25 basis point cuts in both September and October. Sentiment changed from expectations of a possible Fed Funds rate increase to widespread expectations of lower interest rates, especially after the Fed easing in late September. Second, weakness in the economies of emerging countries contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exporters and then for a broader list of stocks.

  The trigger for the sharp decline in stocks at the end of the period appeared to be the Russian default in the summer of 1998. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America shifted down sharply while expectations for U.S. corporate profits weakened somewhat. Despite the fall in Treasury bond yields, financial stocks led the summer sell-off due to concerns about financial contagion from emerging countries and potential loan losses by financial institutions.

  The erosion of expectations about corporate profit growth over the last year contributed to an outperformance by a small group of super-cap growth stocks until late in the fiscal year. Investors had more confidence in the prospect for strong, persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these super-growth stocks. In addition, many of the financial stocks which fall into the value category fell sharply
following    the    Russian    default.

  The fiscal year ended September 1998 was characterized by very different performances of the various market sectors. The largest cap growth stocks did best, followed by large-cap stocks in general, with mid-cap and small-cap stocks lagging behind. For example, the total return for the fiscal year on the Russell 1000 Index with a heavy large-cap representation was 7.36%, with the Russell 1000 Growth Index returning 11.11% while the Russell 1000 Value Index returned 3.59%. The return on the Russell Midcap Index was -6.01% while the small-cap Russell 2000 Index return was -19.02%.***

PORTFOLIO FOCUS

  As you know, the Dreyfus LifeTime Portfolios, Inc. provide the opportunity to invest in three distinct portfolios that are specifically designed for investors with differing time horizons and tolerances for risk.

  The Growth Portfolio is designed for the investor with the highest risk tolerance and/or the longest time horizon. This portfolio has the highest baseline allocation to the equity markets, with the ability to shift considerably from that structure in line with Mellon Equity's disciplined asset allocation process. For most of the last year, the Growth Portfolio was at its minimum equity allocation, with an overweight to bonds. As stock prices continued to rise and corporate earnings ebbed, the equity market consistently appeared overvalued. The portfolio's underweight to equities proved beneficial when the stock market corrected severely in July and August. After the selloff, Mellon Equity's asset allocation process evaluated price levels and deemed them more in line with a fair valuation. In early September, the Growth Portfolio moved back to its normal allocation to stocks as the market recovered some of its losses from the prior months. Performance over longer time periods remained strong. As of the end of September, domestic allocations remained in line with the benchmark allocation. The portfolio contained 18% domestic fixed-income securities versus the benchmark allocation of 17%. The domestic equity allocation consisted of 55% in large capitalization equities (versus neutral allocation of 54%) and 15% in small capitalization equities (versus neutral allocation of 14%). The international equity allocation ended the period at 10%, versus its baseline allocation of 12%.

  The Growth and Income Portfolio is designed for an investor with a moderate tolerance for risk and/or an intermediate time horizon. Like the Growth Portfolio, it was at its minimum equity allocation for most of the last year and benefited from the underweight when the market corrected. It too moved back to its neutral allocation in September and remained there at month-end. At the end of September, domestic bonds made up 47% of the Portfolio, compared to a neutral allocation of 45%. Domestic equities were also in line with their neutral position; large capitalization equities were approximately 38% (versus 36% neutral allocation) of the Portfolio and small capitalization equities were 10% (versus 9% neutral allocation) of the Portfolio. The international equity allocation was 4%, generally in line with its benchmark allocation of 5%.

The Income Portfolio is designed for the more conservative investor. Its asset allocation is bond-dominated, and does not vary from its long-term targets. The bond and stock components are both passively managed. The bond-dominated allocation provided the intended protection when the stock market corrected in August.

  The large-capitalization equity components of both the Growth and Growth and Income Portfolios are actively managed using Mellon Equity's quantitative equity discipline. Sector allocations mirror those of the S&P 500, with Portfolio performance relative to the benchmark dependent on stock selection. During the past year, the large capitalization equity Portfolio modestly underperformed the
S&P   500.   Stocks   that  contributed  positively  to  performance  included
Schering-Plough, Lexmark International Group Cl. A., EMC, and Cisco Systems, while Tellabs, Chase Manhattan Corp., HEALTHSOUTH, and Adaptec detracted from performance.



  Thank you for your investment in Dreyfus LifeTime Portfolios, Inc. We are carefully monitoring market developments in order to continue bringing you competitive returns.

               Sincerely,



               [Steven A. Falci signature logo]


               Steven A. Falci

               Portfolio Manager

October 20, 1998

New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.

**For the GROWTH PORTFOLIO, the Customized Blended Index has been prepared by the Fund for purposes of more accurate comparison to the Portfolio's overall portfolio composition. We have combined the performance of unmanaged indices reflecting the baseline percentage set forth in the Prospectus, but in greater detail than the broader Prospectus baseline
percentages: Domestic Large Company Stocks--54.4%;   Domestic  Small  Company
Stocks--13.6%; Foreign Stocks--12.0%; Domestic Bonds--17.0%; and Foreign Bonds--3.0%. The Customized Blended Index combines returns from the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far
East (Free) Index--Hedged, $U.S. ("EAFE Index"), the Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Index") and the J.P. Morgan Non-U.S. Government Bond Index--Hedged ("J.P. Morgan Global Index") and is weighted to the aforementioned baseline percentages. The S&P 500 Index is a widely accepted, unmanaged index of overall stock market performance.
The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The EAFE Index, which is the property of Morgan Stanley & Co. Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Lehman Index is a widely accepted, unmanaged index of Government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and nonconvertible investment grade corporate debt, with an average maturity of 1-10 years. The J.P. Morgan Global Index is an index that measures returns on bonds from 12 world markets, hedged into U.S. dollars. This index does not include a U.S. Bonds component. None of the foregoing indices reflect account charges, fees or other expenses.

  For  the  GROWTH  AND  INCOME  PORTFOLIO,  we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the Prospectus, but in greater detail than the broader Prospectus baseline
percentages:   Domestic  Large  Company  Stocks--36%;  Domestic  Small  Company
Stocks--9%; Foreign Stocks--5%; Domestic Bonds--45%; and Foreign Bonds--5%. The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the EAFE Index, the Lehman Index and the J.P. Morgan Global Index and is weighted to the aforementioned baseline percentages. The indices are described above.

For the INCOME PORTFOLIO we have combined the performance of unmanaged indices reflecting the baseline percentages set forth in the Prospectus, but in greater
detail   than   the  broader  Prospectus  baseline  percentages:  Bonds--67.5%;
Stocks--22.5%; and Treasury Bills--10%. The Customized Blended Index combines returns from the Lehman Index, the S&P 500 Index (both described above) and the 90-day Treasury Bill rate, as it changes from time to time, and is weighted to the aforementioned baseline percentages.

***SOURCE: LIPPER ANALYTICAL SERVICES, INC. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO  SEPTEMBER 30,
1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INVESTOR SHARES AND
   RESTRICTED SHARES OF DREYFUS LIFETIME PORTFOLIOS, INC.--GROWTH AND INCOME PORTFOLIO WITH THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND A
                           CUSTOMIZED BLENDED INDEX

Dollars

$21,791
Standard & Poor's 500 Composite Stock Price Index*

$17,519
Dreyfus LifeTime Portfolios--Growth and Income Portfolio (Investor Shares)

$17,394
Dreyfus LifeTime Portfolios--Growth and Income Portfolio (Restricted Shares)

$16,533
Customized Blended Index**

* Source: Lipper Analytical Services, Inc.

**Source: Lipper Analytical Services, Inc., Lehman Brothers, Morgan Stanley & Co. Incorporated and J.P. Morgan & Co. Incorporated

Average Annual Total Returns
-----------------------------------------------------------------------------

                     Investor Shares                                                      Restricted Shares

_______________________________________________________           _________________________________________________________

Period Ended 9/30/98                                              Period Ended 9/30/98

___________________                                               ________________
1 Year                                        6.04%               1 Year                                         6.28%

From Inception (3/31/95)                     17.38                From Inception (3/31/95)                      17.13
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Investor shares and Restricted shares of the Growth and Income Portfolio on 3/31/95 (Inception Date) to a $10,000 investment made on that date in the Standard & Poor' s 500 Composite Stock Price Index ("S&P 500 Index") as well as to a Customized Blended Index reflecting the Portfolio's asset allocation baseline percentages ("Baseline") which are described below and in the Fund's prospectus. The Customized Blended Index is calculated on a year-to-year basis. All dividends and capital gain distributions are reinvested.

The Growth and Income Portfolio allocates your money among domestic and foreign stocks and bonds. The Portfolio's performance shown in the line graph takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of overall stock market performance. The S&P 500 Index was selected because (1) domestic common stocks represent a significant portion of the Baseline and (2) the majority of the stock portion of the Portfolio is invested in stocks included in the S&P 500 Index. Because the Portfolio has significant fixed-income holdings, though, it can underperform an equity-only index. The Customized Blended Index has been prepared by the Fund for purposes of more accurate comparison to the Portfolio's overall portfolio composition. We have combined the performance of unmanaged indices reflecting the Baseline percentages set forth in the Prospectus, but in greater detail than the broader prospectus Baseline percentages: Domestic Large Company Stocks - 36%; Domestic Small Company Stocks - 9%; Foreign Stocks - 5%; Domestic Bonds - 45%; Foreign Bonds - 5%. The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index-Hedged, $U.S. ("EAFE Index"), the Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Index") and the J.P. Morgan Non-U.S. Government Bond Index - Hedged ("J.P. Morgan Global Index"), and is weighted to the aforementioned Baseline percentages. The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization.
The EAFE Index, which is the property of Morgan Stanley & Co. Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Lehman Index is a widely accepted, unmanaged index of Government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and nonconvertible investment grade corporate debt, with an average maturity of 1-10 years. The J.P. Morgan Global Index is an index that measures returns on bonds from 12 world markets, hedged into U.S. dollars. This index does not include a U.S. bonds component. None of the foregoing indices reflect account charges, fees or other expenses. Further information relating to the Portfolio's performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.


DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO        SEPTEMBER 30, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INVESTOR SHARES AND
 RESTRICTED SHARES OF DREYFUS LIFETIME PORTFOLIOS, INC.--INCOME PORTFOLIO WITH
    THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND A
                           CUSTOMIZED BLENDED INDEX

Dollars

$14,921
Customized Blended Index**

$14,388
Dreyfus LifeTime Portfolios--Income  Portfolio (Restricted Shares)

$14,268
Dreyfus LifeTime Portfolios--Income  Portfolio (Investor Shares)

$13,407
Lehman Brothers Intermediate Government/Corporate Bond Index*

* Source: Lehman Brothers

**Source: Lehman Brothers, Lipper Analytical Services, Inc. and The Wall Street Journal

Average Annual Total Returns
-----------------------------------------------------------------------------

                    Investor Shares                                                   Restricted Shares

_______________________________________________________           _________________________________________________________

Period Ended 9/30/98                                              Period Ended 9/30/98

___________________                                               ________________
1 Year                                        8.92%               1 Year                                         9.14%

From Inception (3/31/95)                     10.69                From Inception (3/31/95)                      10.95
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Investor shares and Restricted shares of the Income Portfolio on 3/31/95 (Inception Date) to a $10,000 investment made on that date in the Lehman Brothers Intermediate Government/Corporate Bond Index as well as to a Customized Blended Index reflecting the Portfolio' s asset allocation baseline percentages ("Baseline") which are described below and in the Fund's prospectus. The Customized Blended Index is calculated on a year-to-year basis. All dividends and capital gain distributions are reinvested.

The Income Portfolio allocates your money among domestic bonds and stocks and money market instruments. The Portfolio's performance shown in the line graph takes into account all applicable fees and expenses. The Lehman Brothers Intermediate Government/Corporate Bond Index is a widely accepted index of bond market performance which does not take into account charges, fees and other expenses. The Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Index") was selected because (1) government and corporate bonds represent the highest Baseline percentage of the Portfolio and (2) the fixed-income portion of the Portfolio is invested to represent the Lehman Index. The Customized Blended Index has been prepared by the Fund for purposes of more accurate comparison to the Portfolio's overall portfolio composition. We have combined the performance of unmanaged indices reflecting the Baseline percentages set forth in the Prospectus, but in greater detail than the broader prospectus Baseline percentages: Bonds - 67.5%; Stocks - 22.5%; and Treasury Bills - 10%. The Customized Blended Index combines returns from the Lehman Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the 90-day Treasury Bill rate, as it changes from time to time, and is weighted to the aforementioned Baseline percentages. The Lehman Index is a widely accepted, unmanaged index of Government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and nonconvertible investment grade corporate debt, with an average maturity of 1-10 years. The S&P 500 Index is a widely accepted, unmanaged index of overall stock market performance. None of the foregoing indices reflect account charges, fees or other expenses. Further information relating to the Portfolio's performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this Report.


DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO        SEPTEMBER 30, 1998
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE INVESTOR SHARES AND
 RESTRICTED SHARES OF DREYFUS LIFETIME PORTFOLIOS, INC.--GROWTH PORTFOLIO WITH THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX AND A CUSTOMIZED BLENDED
                                     INDEX

Dollars

$21,791
Standard & Poor's 500 Composite Stock Price Index*

$19,752
Dreyfus LifeTime Portfolios-- Growth Portfolio (Restricted Shares)

$19,610
Dreyfus LifeTime Portfolios-- Growth Portfolio (Investor Shares)

$18,169
Customized Blended Index**

* Source: Lipper Analytical Services, Inc.

**Source: Lipper Analytical Services, Inc., Lehman Brothers, Morgan Stanley & Co. Incorporated and J.P. Morgan & Co. Incorporated

Average Annual Total Returns
-----------------------------------------------------------------------------

                   Investor Shares                                                       Restricted Shares

_______________________________________________________           _________________________________________________________

Period Ended 9/30/98                                              Period Ended 9/30/98

___________________                                               ________________
1 Year                                        2.97%               1 Year                                         3.17%

From Inception (3/31/95)                     21.22                From Inception (3/31/95)                      21.47
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Investor shares and Restricted shares of the Growth Portfolio on 3/31/95 (Inception Date) to a $10,000 investment made on that date in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") as well as to a Customized Blended Index reflecting the Portfolio' s asset allocation baseline percentages ("Baseline") which are described below and in the Fund's prospectus. The Customized Blended Index is calculated on a year-to-year basis. All dividends and capital gain distributions are reinvested.

The Growth Portfolio allocates your money among domestic and foreign stocks and bonds. The Portfolio' s performance shown in the line graph takes into account all applicable fees and expenses. The S&P 500 Index is a widely accepted, unmanaged index of overall stock market performance. The S&P 500 Index was selected because (1) domestic common stocks represent the highest Baseline percentage of the Portfolio's assets and (2) the majority of the stock portion of the Portfolio is invested in stocks included in the S&P 500 Index. The Customized Blended Index has been prepared by the Fund for purposes of more accurate comparison to the Portfolio's overall portfolio composition. We have combined the performance of unmanaged indices reflecting the Baseline percentages set forth in the Prospectus, but in greater detail than the broader prospectus Baseline percentages: Domestic Large Company Stocks - 54.4%; Domestic Small Company Stocks - 13.6%; Foreign Stocks - 12.0%; Domestic Bonds - 17.0%; and Foreign Bonds - 3.0%. The Customized Blended Index combines returns from the S&P 500 Index, the Russell 2000 Index, the Morgan Stanley Capital International Europe, Australasia, Far East (Free) Index-Hedged, $U.S. ("EAFE Index"), the Lehman Brothers Intermediate Government/Corporate Bond Index ("Lehman Index") and the J.P. Morgan Non-U.S. Government Bond Index-Hedged ("J.P. Morgan Global Index") and is weighted to the aforementioned Baseline percentages. The Russell 2000 Index is an unmanaged index and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. The EAFE Index, which is the property of Morgan Stanley & Co. Incorporated, is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries and includes net dividends reinvested. The Lehman Index is a widely accepted, unmanaged index of Government and corporate bond market performance composed of U.S. Government, Treasury and agency securities, fixed-income securities and nonconvertible investment grade corporate debt, with an average maturity of 1-10 years. The J.P. Morgan Global Index is an index that measures returns on bonds from 12 world markets, hedged into U.S. dollars. This index does not include a U.S. bonds component. None of the foregoing indices reflect account charges, fees or other expenses. Further information relating to the Portfolio's performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in
this    Report.

DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS                                   SEPTEMBER 30, 1998

                                                                                                   Principal
Bonds and Notes--65.0%                                                                             Amount             Value
-------------------------------------------------------
                                                                                               ______________   _______________

                   Financial--11.1% American Express Credit Account Master Trust,

                                        Asset Backed Ctfs., Ser. 1997-1, Cl. A,
                                        6.40%, 4/15/2005 . . . . . . . . . . . . . . . . .       $  1,000,000      $  1,048,529

                                    Citibank Credit Card Master Trust,

                                        Asset Backed Ctfs., Ser. 1998-1, Cl. A,

                                        5.75%, 1/15/2003 . . . . . . . . . . . . . . . . .          1,000,000         1,042,515

                                    Chase Manhattan, Sub. Notes,

                                        7.125%, 6/15/2009  . . . . . . . . . . . . . . . .          1,000,000         1,079,609

                                    Federal Farm Credit Bank, Notes,

                                        5.84%, 6/8/2005  . . . . . . . . . . . . . . . . .          1,000,000         1,053,574

                                    Southern New England, Bonds,

                                        6.50%, 2/15/2002 . . . . . . . . . . . . . . . . .          1,000,000         1,048,040

                                    Worldcom, Bonds,

                                        6.40%, 8/15/2005 . . . . . . . . . . . . . . . . .            500,000           525,412

                                                                                                                 ______________

                                                                                                                      5,797,679

                                                                                                                 ______________


                   Industrial--7.1% Allied-Signal, Notes,

                                        6.20%, 2/01/2008 . . . . . . . . . . . . . . . . .            500,000           524,554

                                    Campbell Soup, Bonds,

                                        6.15%, 12/01/2002  . . . . . . . . . . . . . . . .          1,000,000         1,045,987

                                    duPont (E.I.) de Nemours & Co., Deb.,

                                        6.50%, 9/01/2002 . . . . . . . . . . . . . . . . .          1,000,000         1,060,649

                                    Mobil, Deb.,

                                        8.375%, 2/12/2001  . . . . . . . . . . . . . . . .          1,000,000         1,077,091

                                                                                                                 ______________

                                                                                                                      3,708,281

                                                                                                                 ______________


U.S. Government Securities--46.8%  U.S. Treasury Notes:

                                        6%, 8/15/1999  . . . . . . . . . . . . . . . . . .          1,000,000         1,011,680

                                        6.375%, 1/15/2000  . . . . . . . . . . . . . . . .          1,300,000         1,329,887

                                        6.875%, 3/31/2000  . . . . . . . . . . . . . . . .          2,000,000         2,069,200

                                        5.875%, 6/30/2000  . . . . . . . . . . . . . . . .          2,000,000         2,048,920

                                        5.25%, 1/31/2001 . . . . . . . . . . . . . . . . .          1,200,000         1,223,892

                                        7.75%, 2/15/2001 . . . . . . . . . . . . . . . . .          1,400,000         1,505,098

                                        6.375%, 3/31/2001  . . . . . . . . . . . . . . . .          2,000,000         2,093,400

                                        8%, 5/15/2001  . . . . . . . . . . . . . . . . . .          1,000,000         1,088,940

                                        7.50%, 11/15/2001  . . . . . . . . . . . . . . . .            835,000           910,442

                                        6.625%, 3/31/2002  . . . . . . . . . . . . . . . .          1,350,000         1,447,281

                                        6.25%, 6/30/2002 . . . . . . . . . . . . . . . . .          1,080,000         1,149,001

                                        6.375%, 8/15/2002  . . . . . . . . . . . . . . . .          1,150,000         1,230,822

                                        6.25%, 2/15/2003 . . . . . . . . . . . . . . . . .          1,800,000         1,935,468

                                        7.875%, 11/15/2004 . . . . . . . . . . . . . . . .          1,360,000         1,611,940

                                        7.50%, 2/15/2005 . . . . . . . . . . . . . . . . .            500,000           585,585

                                        6.50%, 5/15/2005 . . . . . . . . . . . . . . . . .            725,000           813,363

                                        6.875%, 5/15/2006  . . . . . . . . . . . . . . . .            200,000           231,046

DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

                                                                                                  Principal

Bonds and Notes--continued                                                                         Amount            Value
-------------------------------------------------------                                        ______________   _______________

U.S. Government

Securities (continued)  U.S. Treasury Notes (continued):

                                        7%, 7/15/2006  . . . . . . . . . . . . . . . . . .      $   1,085,000      $  1,263,765

                                        6.125%, 8/15/2007  . . . . . . . . . . . . . . . .            400,000           447,712

                                        5.625%, 5/15/2008  . . . . . . . . . . . . . . . .            500,000           547,600

                                                                                                                 ______________

                                                                                                                     24,545,042

                                                                                                                 ______________

                                    TOTAL BONDS AND NOTES

                                        (cost $32,899,829) . . . . . . . . . . . . . . . .                          $34,051,002

                                                                                                                 ______________

                                                                                                                 ______________


Short-Term Investments--34.8%
-------------------------------------------------------


              U.S. Treasury Bills:  4.91%, 10/1/1998 . . . . . . . . . . . . . . . . . . .  (a)   $ 1,535,000      $  1,535,000

                                    4.88%, 10/15/1998  . . . . . . . . . . . . . . . . . .          7,547,000         7,534,321

                                    4.92%, 10/22/1998  . . . . . . . . . . . . . . . . . .          1,396,000         1,393,362

                                    4.81%, 10/29/1998  . . . . . . . . . . . . . . . . . .            705,000           702,631

                                    4.90%, 11/12/1998  . . . . . . . . . . . . . . . . . .            303,000           301,579

                                    4.90%, 11/19/1998  . . . . . . . . . . . . . . . . . .            596,000           592,746

                                    4.89%, 11/27/1998  . . . . . . . . . . . . . . . . . .             19,000            18,877

                                    4.61%, 12/17/1998  . . . . . . . . . . . . . . . . . .          4,739,000         4,696,728

                                    4.56%, 12/24/1998  . . . . . . . . . . . . . . . . . .          1,368,000         1,354,553

                                    4.20%, 12/31/1998  . . . . . . . . . . . . . . . . . .            143,000           141,460

                                                                                                                 ______________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $18,261,308) . . . . . . . . . . . . . . . .                          $18,271,257

                                                                                                                 ______________



TOTAL INVESTMENTS (cost $51,161,137) . . . . . . . . . . . . . . . . . . . . . . . . . . .              99.8%       $52,322,259

                                                                                                      _______    ______________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .2%     $     122,006

                                                                                                      _______    ______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $52,444,265

                                                                                                      _______    ______________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Partially held by the custodian in a segregated account as collateral for open financial futures positions.



STATEMENT OF FINANCIAL FUTURES                             SEPTEMBER 30, 1998

                                                                            Market Value                          Unrealized

                                                                               Covered                           Depreciation

Financial Futures Purchased:                                Contracts       by Contracts        Expiration        at 9/30/98

_________________________                                   ________         ___________         _________        ____________
Standard & Poor's 500. . . . . . . . . . . . . . . . . .         49           $12,568,500      December '98        $(124,567)

                                                                                                                  ___________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                   SEPTEMBER 30, 1998

Common Stocks--37.4%                                                                               Shares            Value
-------------------------------------------------------
                                                                                               ______________  ________________
            Basic Industries--1.2%  Dow Chemical . . . . . . . . . . . . . . . . . . . . .              7,300    $      623,694

                                    Fort James . . . . . . . . . . . . . . . . . . . . . .             14,500           475,781

                                    PPG Industries . . . . . . . . . . . . . . . . . . . .              9,600           523,800

                                    Rohm & Haas  . . . . . . . . . . . . . . . . . . . . .             12,500           347,656

                                    Southdown  . . . . . . . . . . . . . . . . . . . . . .              3,100           139,500

                                    USG  . . . . . . . . . . . . . . . . . . . . . . . . .              4,200           181,650

                                                                                                                  _____________

                                                                                                                      2,292,081

                                                                                                                  _____________


            Capital Spending--9.3%  AlliedSignal . . . . . . . . . . . . . . . . . . . . .             11,200           396,200

                                    America Online . . . . . . . . . . . . . . . . . . . .  (a)         4,300           478,375

                                    Caterpillar  . . . . . . . . . . . . . . . . . . . . .             16,000           713,000

                                    Cisco Systems  . . . . . . . . . . . . . . . . . . . .  (a)        13,500           834,469

                                    Dell Computer  . . . . . . . . . . . . . . . . . . . .  (a)        16,800         1,104,600

                                    EMC  . . . . . . . . . . . . . . . . . . . . . . . . .  (a)        17,100           977,906

                                    General Electric . . . . . . . . . . . . . . . . . . .              9,300           739,931

                                    HBO & Co . . . . . . . . . . . . . . . . . . . . . . .             10,500           303,187

                                    Honeywell  . . . . . . . . . . . . . . . . . . . . . .              3,100           198,594

                                    Ingersoll-Rand . . . . . . . . . . . . . . . . . . . .             23,000           872,563

                                    Intel  . . . . . . . . . . . . . . . . . . . . . . . .             21,700         1,860,775

                                    International Business Machines  . . . . . . . . . . .             10,900         1,395,200

                                    Lexmark International Group, Cl. A . . . . . . . . . .  (a)         9,900           686,194

                                    Lucent Technologies  . . . . . . . . . . . . . . . . .             11,500           794,219

                                    Microsoft  . . . . . . . . . . . . . . . . . . . . . .  (a)        22,200         2,443,387

                                    Oracle . . . . . . . . . . . . . . . . . . . . . . . .  (a)        46,600         1,357,225

                                    Sun Microsystems . . . . . . . . . . . . . . . . . . .  (a)        13,300           662,506

                                    Tellabs  . . . . . . . . . . . . . . . . . . . . . . .  (a)        13,100           521,544

                                    Tyco International . . . . . . . . . . . . . . . . . .             13,000           718,250

                                    United Technologies  . . . . . . . . . . . . . . . . .              9,300           710,869

                                                                                                                  _____________

                                                                                                                     17,768,994

                                                                                                                  _____________


           Consumer Cyclical--4.5%  American Greetings, Cl. A  . . . . . . . . . . . . . .              4,700           185,944

                                    Carnival . . . . . . . . . . . . . . . . . . . . . . .              8,900           283,131

                                    Chrysler . . . . . . . . . . . . . . . . . . . . . . .             12,000           574,500

                                    Clear Channel Communications . . . . . . . . . . . . .  (a)        11,100           527,250

                                    Federal-Mogul  . . . . . . . . . . . . . . . . . . . .              5,400           252,450

                                    Federated Department Stores  . . . . . . . . . . . . .  (a)        16,800           611,100

                                    Ford Motor . . . . . . . . . . . . . . . . . . . . . .             16,700           783,856

                                    Gannett  . . . . . . . . . . . . . . . . . . . . . . .              3,500           187,469

                                    Gap  . . . . . . . . . . . . . . . . . . . . . . . . .             10,600           559,150

                                    K mart . . . . . . . . . . . . . . . . . . . . . . . .  (a)        18,300           218,456

                                    Philips Electronics, N.V . . . . . . . . . . . . . . .              7,000           373,625

                                    Promus Hotel . . . . . . . . . . . . . . . . . . . . .              5,700           157,106

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .  (a)        17,600           816,200

                                    Sears, Roebuck & Co  . . . . . . . . . . . . . . . . .              8,100           357,919

                                    TJX    . . . . . . . . . . . . . . . . . . . . . . . .             30,400           541,500

                                    Time Warner  . . . . . . . . . . . . . . . . . . . . .              5,900           516,619

                                    Tommy Hilfiger . . . . . . . . . . . . . . . . . . . .  (a)         5,500           225,500

                                    Wal-Mart Stores  . . . . . . . . . . . . . . . . . . .             24,300         1,327,388

                                                                                                                  _____________

                                                                                                                      8,499,163

                                                                                                                  _____________


DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

Common Stocks (continued)                                                                           Shares            Value
-------------------------------------------------------                                        ______________    ______________

            Consumer Staples--3.7%  Coca-Cola  . . . . . . . . . . . . . . . . . . . . . .             15,300    $      881,662

                                    Dial . . . . . . . . . . . . . . . . . . . . . . . . .             13,000           268,125

                                    Eastman Kodak  . . . . . . . . . . . . . . . . . . . .              9,500           734,469

                                    General Mills  . . . . . . . . . . . . . . . . . . . .             10,500           735,000

                                    Interstate Bakeries  . . . . . . . . . . . . . . . . .              5,000           155,000

                                    Newell . . . . . . . . . . . . . . . . . . . . . . . .             12,600           580,388

                                    PepsiCo  . . . . . . . . . . . . . . . . . . . . . . .             16,400           482,775

                                    Philip Morris  . . . . . . . . . . . . . . . . . . . .             20,900           962,706

                                    Procter & Gamble . . . . . . . . . . . . . . . . . . .              9,700           688,094

                                    Ralston-Ralston Purina Group . . . . . . . . . . . . .             19,200           561,600

                                    Sara Lee . . . . . . . . . . . . . . . . . . . . . . .              5,300           286,200

                                    Unilever, N.V  . . . . . . . . . . . . . . . . . . . .              7,700           471,625

                                    Wrigley, (Wm.) Jr  . . . . . . . . . . . . . . . . . .              2,300           174,656

                                                                                                                  _____________

                                                                                                                      6,982,300

                                                                                                                  _____________


                      Energy--3.1%  Amoco  . . . . . . . . . . . . . . . . . . . . . . . .              4,700           253,212

                                    Ashland  . . . . . . . . . . . . . . . . . . . . . . .              5,400           249,750

                                    Coastal  . . . . . . . . . . . . . . . . . . . . . . .             15,200           513,000

                                    Columbia Energy Group  . . . . . . . . . . . . . . . .              7,200           422,100

                                    Diamond Offshore Drilling  . . . . . . . . . . . . . .              6,800           176,800

                                    El Paso Energy . . . . . . . . . . . . . . . . . . . .              5,500           178,406

                                    Exxon  . . . . . . . . . . . . . . . . . . . . . . . .             22,200         1,558,163

                                    Mobil  . . . . . . . . . . . . . . . . . . . . . . . .             13,800         1,047,938

                                    Phillips Petroleum . . . . . . . . . . . . . . . . . .             13,600           613,700

                                    Sun  . . . . . . . . . . . . . . . . . . . . . . . . .              9,500           304,000

                                    Texaco . . . . . . . . . . . . . . . . . . . . . . . .              9,500           595,531

                                                                                                                  _____________

                                                                                                                      5,912,600

                                                                                                                  _____________


                 Health Care--5.1%  Abbott Laboratories  . . . . . . . . . . . . . . . . .             34,600         1,502,937

                                    American Home Products . . . . . . . . . . . . . . . .              6,700           350,912

                                    Amgen  . . . . . . . . . . . . . . . . . . . . . . . .  (a)        11,200           846,300

                                    Biomet . . . . . . . . . . . . . . . . . . . . . . . .              9,800           339,937

                                    Bristol-Myers Squibb . . . . . . . . . . . . . . . . .             10,700         1,111,463

                                    Guidant  . . . . . . . . . . . . . . . . . . . . . . .              6,500           482,625

                                    HEALTHSOUTH  . . . . . . . . . . . . . . . . . . . . .  (a)        24,200           255,613

                                    Johnson & Johnson  . . . . . . . . . . . . . . . . . .             16,900         1,322,425

                                    Lilly (Eli)  . . . . . . . . . . . . . . . . . . . . .              6,700           524,694

                                    Schering-Plough  . . . . . . . . . . . . . . . . . . .             14,900         1,543,081

                                    Warner-Lambert . . . . . . . . . . . . . . . . . . . .             17,800         1,343,900

                                    Wellpoint Health Networks  . . . . . . . . . . . . . .  (a)           700            39,244

                                                                                                                  _____________

                                                                                                                      9,663,131

                                                                                                                  _____________


          Interest Sensitive--5.9%  Allstate . . . . . . . . . . . . . . . . . . . . . . .             17,200           717,025

                                    Ambac Financial Group  . . . . . . . . . . . . . . . .              8,600           412,800

                                    American Express . . . . . . . . . . . . . . . . . . .              6,500           504,563

                                    BankAmerica  . . . . . . . . . . . . . . . . . . . . .              6,300           378,788

                                    Bear Stearns . . . . . . . . . . . . . . . . . . . . .             12,800           396,000

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

Common Stocks (continued)                                                                              Shares      Value
-------------------------------------------------------


                                                                                                    __________    ______________

    Interest Sensitive (continued)  Chase Manhattan  . . . . . . . . . . . . . . . . . . .             23,200    $    1,003,400

                                    CIGNA  . . . . . . . . . . . . . . . . . . . . . . . .              4,900           324,012

                                    Citicorp . . . . . . . . . . . . . . . . . . . . . . .              1,400           130,113

                                    Comerica . . . . . . . . . . . . . . . . . . . . . . .             11,600           635,825

                                    Edwards (A.G.) . . . . . . . . . . . . . . . . . . . .              5,700           172,781

                                    EXEL, Cl. A  . . . . . . . . . . . . . . . . . . . . .             11,300           711,900

                                    Fannie Mae . . . . . . . . . . . . . . . . . . . . . .              9,300           597,525

                                    First Chicago NBD  . . . . . . . . . . . . . . . . . .             11,200           767,200

                                    Fleet Financial Group  . . . . . . . . . . . . . . . .             10,800           793,125

                                    Golden West Financial  . . . . . . . . . . . . . . . .              4,100           335,431

                                    Lehman Brothers Holdings . . . . . . . . . . . . . . .              3,100            87,575

                                    MGIC Investment  . . . . . . . . . . . . . . . . . . .              6,300           232,313

                                    NationsBank  . . . . . . . . . . . . . . . . . . . . .  (a)        18,300           979,050

                                    SLM Holding  . . . . . . . . . . . . . . . . . . . . .             17,400           564,412

                                    SunAmerica . . . . . . . . . . . . . . . . . . . . . .             11,300           689,300

                                    SunTrust Banks . . . . . . . . . . . . . . . . . . . .              8,800           545,600

                                    Travelers Group  . . . . . . . . . . . . . . . . . . .  (a)         8,500           318,750

                                                                                                                  _____________

                                                                                                                     11,297,488

                                                                                                                  _____________


              Mining & Metals--.3%  Aluminum Company of America  . . . . . . . . . . . . .              4,900           347,900

                                    USX-U.S. Steel Group . . . . . . . . . . . . . . . . .              7,900           188,612

                                                                                                                  _____________

                                                                                                                        536,512

                                                                                                                  _____________


               Transportation--.4%  AMR  . . . . . . . . . . . . . . . . . . . . . . . . .  (a)         7,000           388,062

                                    Burlington Northern Santa Fe . . . . . . . . . . . . .             14,900           476,800

                                                                                                                  _____________

                                                                                                                        864,862

                                                                                                                  _____________


                   Utilities--3.9%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .             17,100           999,281

                                    AirTouch Communications  . . . . . . . . . . . . . . .  (a)        10,600           604,200

                                    Ameritech  . . . . . . . . . . . . . . . . . . . . . .             31,100         1,473,362

                                    Bell Atlantic  . . . . . . . . . . . . . . . . . . . .              9,500           460,156

                                    BellSouth  . . . . . . . . . . . . . . . . . . . . . .             16,500         1,241,625

                                    Consolidated Edison  . . . . . . . . . . . . . . . . .             11,100           578,588

                                    FPL Group  . . . . . . . . . . . . . . . . . . . . . .             12,400           864,125

                                    FirstEnergy  . . . . . . . . . . . . . . . . . . . . .              9,500           295,094

                                    MCI WorldCom . . . . . . . . . . . . . . . . . . . . .  (a)        14,500           708,688

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .              5,300           237,506

                                                                                                                  _____________

                                                                                                                      7,462,625

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                        (cost $64,579,607) . . . . . . . . . . . . . . . .                        $  71,279,756

                                                                                                                  _____________


DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------


STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

                                                                                                   Principal

Bonds and Notes--46.7%                                                                              Amount              Value
________________________________________________________________________________                _____________      ____________

                      Finance--6.6% American Express Credit Account Master Trust,

                                        Asset Backed Ctfs., Ser. 1997-1, Cl. A,

                                        6.40%, 4/15/2005 . . . . . . . . . . . . . . . . .      $   3,000,000    $    3,145,587

                                    American General, Notes,

                                        7.75%, 4/1/2005  . . . . . . . . . . . . . . . . .            500,000           558,055

                                    Associates N.A., Sr. Notes,

                                        6%, 6/15/2000  . . . . . . . . . . . . . . . . . .          1,000,000         1,012,334

                                    BankAmerica, Sub. Notes,

                                        7.875%, 12/1/2002  . . . . . . . . . . . . . . . .          1,000,000         1,092,185

                                    Chase Manhattan, Sub. Notes,

                                        7.125%, 6/15/2009  . . . . . . . . . . . . . . . .          2,000,000         2,159,218

                                    Citibank Credit Card Master Trust,

                                        Asset Backed Ctfs., Ser. 1998-1, Cl. A,

                                        5.75%, 1/15/2003 . . . . . . . . . . . . . . . . .          3,500,000         3,552,500

                                    Citicorp, Sr. Notes,

                                        6.60%, 8/1/2000  . . . . . . . . . . . . . . . . .          1,000,000         1,020,184

                                                                                                                  _____________

                                                                                                                     12,540,063

                                                                                                                  _____________


                  Industrial--8.2%  American Home Products, Notes,

                                        7.70%, 2/15/2000 . . . . . . . . . . . . . . . . .          1,000,000         1,035,817

                                    Amoco, Notes,

                                        6.25%, 10/15/2004  . . . . . . . . . . . . . . . .          2,000,000         2,148,610

                                    Campbell Soup, Bonds,

                                        6.15%, 12/1/2002 . . . . . . . . . . . . . . . . .          4,000,000         4,183,948

                                    duPont (E.I.) de Nemours & Co., Notes,

                                        6.50%, 9/1/2002  . . . . . . . . . . . . . . . . .          3,000,000         3,181,947

                                    Penney (J.C.), Deb.:

                                        6.95%, 4/1/2000  . . . . . . . . . . . . . . . . .            800,000           821,426

                                        9.05%, 3/1/2001  . . . . . . . . . . . . . . . . .          1,000,000         1,089,292

                                    Philip Morris, Notes,

                                        7.625%, 5/15/2002  . . . . . . . . . . . . . . . .          1,000,000         1,076,699

                                    Norfolk Southern, Notes,

                                        6.70%, 5/1/2000  . . . . . . . . . . . . . . . . .          2,000,000         2,046,156

                                                                                                                  _____________

                                                                                                                     15,583,895

                                                                                                                  _____________

                   Utilities--.8%   MCI WorldCom, Sr. Notes,

                                        6.40%, 8/15/2005 . . . . . . . . . . . . . . . . .          1,500,000         1,576,236

                                                                                                                  _____________


 U.S. Government & Agencies--31.1%  Federal National Mortgage Association, Deb.,

                                        8.50%, 2/1/2005  . . . . . . . . . . . . . . . . .            500,000           525,085

                                    Federal National Mortgage Association,
                                        Med. Term Notes,

                                        5.73%, 10/14/1999  . . . . . . . . . . . . . . . .          3,000,000         3,020,250

                                    Tennessee Valley Authority,

                                        6.375%, 6/15/2005  . . . . . . . . . . . . . . . .          1,950,000         2,090,472

                                    U.S. Treasury Notes:

                                        7.125%, 9/30/1999  . . . . . . . . . . . . . . . .          2,000,000         2,049,640

                                        7.875%, 11/15/1999 . . . . . . . . . . . . . . . .          3,000,000         3,109,680

                                        7.75%, 1/31/2000 . . . . . . . . . . . . . . . . .          2,250,000         2,343,555

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

                                                                                                  Principal

Bonds and Notes (continued)                                                                        Amount             Value
-------------------------------------------------------                                        ______________   _______________

U.S. Government &

             Agencies (continued)  U.S. Treasury Notes (continued):

                                        8.5%, 2/15/2000  . . . . . . . . . . . . . . . . .       $  1,150,000    $    1,211,077

                                        6.75%, 4/30/2000 . . . . . . . . . . . . . . . . .          2,300,000         2,379,097

                                        5.75%, 10/31/2000  . . . . . . . . . . . . . . . .          1,400,000         1,438,262

                                        5.625%, 11/30/2000 . . . . . . . . . . . . . . . .          1,100,000         1,127,907

                                        5.25%, 1/31/2001 . . . . . . . . . . . . . . . . .          4,400,000         4,487,604

                                        5.375%, 2/15/2001  . . . . . . . . . . . . . . . .            250,000           255,532

                                        6.375%, 3/31/2001  . . . . . . . . . . . . . . . .          2,300,000         2,407,410

                                        8%, 5/15/2001  . . . . . . . . . . . . . . . . . .          4,300,000         4,682,442

                                        6.125%, 12/31/2001 . . . . . . . . . . . . . . . .          3,000,000         3,156,600

                                        7.50%, 5/15/2002 . . . . . . . . . . . . . . . . .          1,850,000         2,041,253

                                        5.75%, 8/15/2003 . . . . . . . . . . . . . . . . .            930,000           986,972

                                        5.875%, 2/15/2004  . . . . . . . . . . . . . . . .          1,000,000         1,072,790

                                        7.25%, 5/15/2004 . . . . . . . . . . . . . . . . .          2,000,000         2,283,180

                                        7.25%, 8/15/2004 . . . . . . . . . . . . . . . . .          2,600,000         2,982,512

                                        7.875%, 11/15/2004 . . . . . . . . . . . . . . . .          1,660,000         1,967,515

                                        7.50%, 2/15/2005 . . . . . . . . . . . . . . . . .          1,050,000         1,229,729

                                        5.875%, 11/15/2005 . . . . . . . . . . . . . . . .          3,050,000         3,324,286

                                        7%, 7/15/2006  . . . . . . . . . . . . . . . . . .          2,000,000         2,329,520

                                        6.50%, 10/15/2006  . . . . . . . . . . . . . . . .          2,500,000         2,837,675

                                        6.25%, 2/15/2007 . . . . . . . . . . . . . . . . .          3,400,000         3,818,608

                                                                                                                  _____________

                                                                                                                     59,158,653

                                                                                                                 _____________

                                        TOTAL BONDS and NOTES

                                        (cost $85,383,231) . . . . . . . . . . . . . . . .                        $  88,858,847

                                                                                                                  _____________



Short-Term Investments--15.3%
-------------------------------------------------------


              U.S. Treasury Bills:  4.87%, 10/15/1998  . . . . . . . . . . . . . . . . . .  (b)   $20,630,000     $  20,595,342

                                    4.85%, 10/29/1998  . . . . . . . . . . . . . . . . . .            101,000           100,661

                                    4.89%, 11/12/1998  . . . . . . . . . . . . . . . . . .            118,000           117,447

                                    4.90%, 11/19/1998  . . . . . . . . . . . . . . . . . .            164,000           163,104

                                    4.58%, 12/17/1998  . . . . . . . . . . . . . . . . . .  (b)     6,567,000         6,508,422

                                    4.43%, 12/24/1998  . . . . . . . . . . . . . . . . . .          1,683,000         1,666,456

                                                                                                                  _____________


                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $29,139,929) . . . . . . . . . . . . . . . .                        $  29,151,432

                                                                                                                  _____________




TOTAL INVESTMENTS (cost $179,102,767). . . . . . . . . . . . . . . . . . . . . . . . . . .              99.4%      $189,290,035

                                                                                                      _______     _____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .6%    $    1,083,435

                                                                                                      _______     _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $190,373,470

                                                                                                      _______     _____________

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF FINANCIAL FUTURES                             SEPTEMBER 30, 1998

                                                                                                                  Unrealized

                                                                            Market Value                         Appreciation/

                                                                               Covered                          (Depreciation)

Financial Futures Purchased:                                Contracts       by Contracts        Expiration        at 9/30/98

_________________________                                   ________         ___________         _________       ____________
Australian All Ordinaries. . . . . . . . . . . . . . . .          8          $    306,993      December '98      $     (2,100)

CAC 40 . . . . . . . . . . . . . . . . . . . . . . . . .         44             1,218,504      December '98          (230,289)

Deutsche Akteinindex . . . . . . . . . . . . . . . . . .          6             1,535,571      December '98          (248,288)

Financial Times. . . . . . . . . . . . . . . . . . . . .         30             2,552,177      December '98          (116,772)

Hang Seng. . . . . . . . . . . . . . . . . . . . . . . .         12               598,474      October '98            (13,178)

Nikkei 300 . . . . . . . . . . . . . . . . . . . . . . .        146             2,254,806      December '98          (138,963)

Russell 2000 . . . . . . . . . . . . . . . . . . . . . .        101            18,445,125      December '98           235,865

Standard & Poor's 500. . . . . . . . . . . . . . . . . .          2               513,000      December '98            (3,566)

                                                                                                                   __________

                                                                                                                   $ (517,291)

                                                                                                                   __________

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                   SEPTEMBER 30, 1998

Common Stocks--54.4%                                                                               Shares           Value
-------------------------------------------------------                                        ______________   _______________
            Basic Industries--1.7%  Dow Chemical . . . . . . . . . . . . . . . . . . . . .              3,300     $     281,944

                                    Fort James . . . . . . . . . . . . . . . . . . . . . .              6,600           216,563

                                    PPG Industries . . . . . . . . . . . . . . . . . . . .              4,400           240,075

                                    Rohm & Haas  . . . . . . . . . . . . . . . . . . . . .              5,700           158,531

                                    Southdown  . . . . . . . . . . . . . . . . . . . . . .              1,400            63,000

                                    USG  . . . . . . . . . . . . . . . . . . . . . . . . .              1,900            82,175

                                                                                                                 ______________

                                                                                                                      1,042,288

                                                                                                                 ______________


           Capital Spending--13.5%  AlliedSignal . . . . . . . . . . . . . . . . . . . . .              5,100           180,412

                                    America Online . . . . . . . . . . . . . . . . . . . .  (a)         2,000           222,500

                                    Caterpillar  . . . . . . . . . . . . . . . . . . . . .              7,300           325,306

                                    Cisco Systems  . . . . . . . . . . . . . . . . . . . .  (a)         6,150           380,147

                                    Dell Computer  . . . . . . . . . . . . . . . . . . . .  (a)         7,800           512,850

                                    EMC  . . . . . . . . . . . . . . . . . . . . . . . . .  (a)         7,800           446,063

                                    General Electric . . . . . . . . . . . . . . . . . . .              4,300           342,119

                                    HBO & Co . . . . . . . . . . . . . . . . . . . . . . .              4,800           138,600

                                    Honeywell  . . . . . . . . . . . . . . . . . . . . . .              1,200            76,875

                                    Ingersoll-Rand . . . . . . . . . . . . . . . . . . . .             10,500           398,344

                                    Intel  . . . . . . . . . . . . . . . . . . . . . . . .             10,000           857,500

                                    International Business Machines  . . . . . . . . . . .              5,000           640,000

                                    Lexmark International Group, Cl. A . . . . . . . . . .  (a)         4,500           311,906

                                    Lucent Technologies  . . . . . . . . . . . . . . . . .              5,300           366,031

                                    Microsoft  . . . . . . . . . . . . . . . . . . . . . .  (a)        10,200         1,122,638

                                    Oracle . . . . . . . . . . . . . . . . . . . . . . . .  (a)        21,400           623,275

                                    Sun Microsystems . . . . . . . . . . . . . . . . . . .  (a)         6,100           303,856

                                    Tellabs  . . . . . . . . . . . . . . . . . . . . . . .  (a)         6,000           238,875

                                    Tyco International . . . . . . . . . . . . . . . . . .              6,000           331,500

                                    United Technologies  . . . . . . . . . . . . . . . . .              4,300           328,681

                                                                                                                 ______________

                                                                                                                      8,147,478

                                                                                                                 ______________


           Consumer Cyclical--6.5%  American Greetings, Cl. A  . . . . . . . . . . . . . .              2,200            87,037

                                    Carnival . . . . . . . . . . . . . . . . . . . . . . .              4,100           130,431

                                    Chrysler . . . . . . . . . . . . . . . . . . . . . . .              5,500           263,313

                                    Clear Channel Communications . . . . . . . . . . . . .  (a)         5,100           242,250

                                    Federal-Mogul  . . . . . . . . . . . . . . . . . . . .              2,500           116,875

                                    Federated Department Stores  . . . . . . . . . . . . .  (a)         7,700           280,087

                                    Ford Motor . . . . . . . . . . . . . . . . . . . . . .              7,700           361,419

                                    Gannett  . . . . . . . . . . . . . . . . . . . . . . .              1,600            85,700

                                    Gap  . . . . . . . . . . . . . . . . . . . . . . . . .              4,800           253,200

                                    K mart . . . . . . . . . . . . . . . . . . . . . . . .  (a)         8,400           100,275

                                    Philips Electronics, N.V . . . . . . . . . . . . . . .              3,200           170,800

                                    Promus Hotel . . . . . . . . . . . . . . . . . . . . .              2,600            71,663

                                    Safeway  . . . . . . . . . . . . . . . . . . . . . . .  (a)         8,100           375,637

                                    Sears, Roebuck & Co  . . . . . . . . . . . . . . . . .              3,700           163,494

                                    TJX    . . . . . . . . . . . . . . . . . . . . . . . .             13,900           247,594

                                    Time Warner  . . . . . . . . . . . . . . . . . . . . .              2,700           236,419

                                    Tommy Hilfiger . . . . . . . . . . . . . . . . . . . .  (a)         2,500           102,500

                                    Wal-Mart Stores  . . . . . . . . . . . . . . . . . . .             11,200           611,800

                                                                                                                 ______________

                                                                                                                      3,900,494

                                                                                                                 ______________

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

Common Stocks (continued)                                                                          Shares           Value
-------------------------------------------------------                                        ______________   _______________

            Consumer Staples--5.4%  Coca-Cola  . . . . . . . . . . . . . . . . . . . . . .              7,000     $     403,375

                                    Dial . . . . . . . . . . . . . . . . . . . . . . . . .              5,900           121,688

                                    Eastman Kodak  . . . . . . . . . . . . . . . . . . . .              4,400           340,175

                                    General Mills  . . . . . . . . . . . . . . . . . . . .              4,800           336,000

                                    Interstate Bakeries  . . . . . . . . . . . . . . . . .              2,300            71,300

                                    Newell . . . . . . . . . . . . . . . . . . . . . . . .              5,800           267,162

                                    PepsiCo  . . . . . . . . . . . . . . . . . . . . . . .              8,700           256,106

                                    Philip Morris  . . . . . . . . . . . . . . . . . . . .              9,600           442,200

                                    Procter & Gamble . . . . . . . . . . . . . . . . . . .              4,400           312,125

                                    Ralston-Ralston Purina Group . . . . . . . . . . . . .              8,800           257,400

                                    Sara Lee . . . . . . . . . . . . . . . . . . . . . . .              2,500           135,000

                                    Unilever, N.V  . . . . . . . . . . . . . . . . . . . .              3,500           214,375

                                    Wrigley, (Wm.) Jr  . . . . . . . . . . . . . . . . . .              1,100            83,531

                                                                                                                 ______________

                                                                                                                      3,240,437

                                                                                                                 ______________


                      Energy--4.5%  Amoco  . . . . . . . . . . . . . . . . . . . . . . . .              2,200           118,525

                                    Ashland  . . . . . . . . . . . . . . . . . . . . . . .              2,500           115,625

                                    Coastal  . . . . . . . . . . . . . . . . . . . . . . .              7,000           236,250

                                    Columbia Energy Group  . . . . . . . . . . . . . . . .              3,300           193,463

                                    Diamond Offshore Drilling  . . . . . . . . . . . . . .              3,100            80,600

                                    El Paso Energy . . . . . . . . . . . . . . . . . . . .              2,500            81,094

                                    Exxon  . . . . . . . . . . . . . . . . . . . . . . . .             10,200           715,912

                                    Mobil  . . . . . . . . . . . . . . . . . . . . . . . .              6,400           486,000

                                    Phillips Petroleum . . . . . . . . . . . . . . . . . .              6,200           279,775

                                    Sun  . . . . . . . . . . . . . . . . . . . . . . . . .              4,400           140,800

                                    Texaco . . . . . . . . . . . . . . . . . . . . . . . .              4,400           275,825

                                                                                                                 ______________

                                                                                                                      2,723,869

                                                                                                                 ______________


                 Health Care--7.4%  Abbott Laboratories  . . . . . . . . . . . . . . . . .             15,900           690,656

                                    American Home Products . . . . . . . . . . . . . . . .              3,100           162,363

                                    Amgen  . . . . . . . . . . . . . . . . . . . . . . . .  (a)         5,100           385,369

                                    Biomet . . . . . . . . . . . . . . . . . . . . . . . .              4,500           156,094

                                    Bristol-Myers Squibb . . . . . . . . . . . . . . . . .              4,900           508,987

                                    Guidant  . . . . . . . . . . . . . . . . . . . . . . .              3,000           222,750

                                    HEALTHSOUTH  . . . . . . . . . . . . . . . . . . . . .  (a)        11,100           117,244

                                    Johnson & Johnson  . . . . . . . . . . . . . . . . . .              7,700           602,525

                                    Lilly (Eli)  . . . . . . . . . . . . . . . . . . . . .              3,100           242,769

                                    Schering-Plough  . . . . . . . . . . . . . . . . . . .              6,800           704,225

                                    Warner-Lambert . . . . . . . . . . . . . . . . . . . .              8,200           619,100

                                    Wellpoint Health Networks  . . . . . . . . . . . . . .  (a)           300            16,819

                                                                                                                 ______________

                                                                                                                      4,428,901

                                                                                                                 ______________


          Interest Sensitive--8.6%  Allstate . . . . . . . . . . . . . . . . . . . . . . .              7,900           329,331

                                    Ambac Financial Group  . . . . . . . . . . . . . . . .              4,000           192,000

                                    American Express . . . . . . . . . . . . . . . . . . .              3,000           232,875

                                    BankAmerica  . . . . . . . . . . . . . . . . . . . . .              2,900           174,363

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

Common Stocks (continued)                                                                          Shares           Value
-------------------------------------------------------                                        ______________   _______________

    Interest Sensitive (continued)  Bear Stearns . . . . . . . . . . . . . . . . . . . . .              5,900     $     182,531

                                    Chase Manhattan  . . . . . . . . . . . . . . . . . . .             10,600           458,450

                                    CIGNA  . . . . . . . . . . . . . . . . . . . . . . . .              2,300           152,088

                                    Citicorp . . . . . . . . . . . . . . . . . . . . . . .                600            55,763

                                    Comerica . . . . . . . . . . . . . . . . . . . . . . .              5,300           290,506

                                    Edwards (A.G.) . . . . . . . . . . . . . . . . . . . .              2,600            78,812

                                    EXEL, Cl. A  . . . . . . . . . . . . . . . . . . . . .              5,200           327,600

                                    Fannie Mae . . . . . . . . . . . . . . . . . . . . . .              4,300           276,275

                                    First Chicago NBD  . . . . . . . . . . . . . . . . . .              5,100           349,350

                                    Fleet Financial Group  . . . . . . . . . . . . . . . .              5,000           367,187

                                    Golden West Financial  . . . . . . . . . . . . . . . .              1,900           155,444

                                    Lehman Brothers Holdings . . . . . . . . . . . . . . .              1,400            39,550

                                    MGIC Investment  . . . . . . . . . . . . . . . . . . .              2,900           106,937

                                    NationsBank  . . . . . . . . . . . . . . . . . . . . .  (a)         8,400           449,400

                                    SLM Holding  . . . . . . . . . . . . . . . . . . . . .              8,000           259,500

                                    SunAmerica . . . . . . . . . . . . . . . . . . . . . .              5,200           317,200

                                    SunTrust Banks . . . . . . . . . . . . . . . . . . . .              4,100           254,200

                                    Travelers Group  . . . . . . . . . . . . . . . . . . .  (a)         3,900           146,250

                                                                                                                 ______________

                                                                                                                      5,195,612

                                                                                                                 ______________


              Mining & Metals--.4%  Aluminum Company of America  . . . . . . . . . . . . .              2,200           156,200

                                    USX-U.S. Steel Group . . . . . . . . . . . . . . . . .              3,600            85,950

                                                                                                                 ______________

                                                                                                                        242,150

                                                                                                                 ______________


               Transportation--.7%  AMR  . . . . . . . . . . . . . . . . . . . . . . . . .  (a)         3,200           177,400

                                    Burlington Northern Santa Fe . . . . . . . . . . . . .              6,800           217,600

                                                                                                                 ______________

                                                                                                                        395,000

                                                                                                                 ______________


                   Utilities--5.7%  AT&T . . . . . . . . . . . . . . . . . . . . . . . . .              7,900           461,656

                                    AirTouch Communications  . . . . . . . . . . . . . . .  (a)         4,900           279,300

                                    Ameritech  . . . . . . . . . . . . . . . . . . . . . .             14,300           677,462

                                    Bell Atlantic  . . . . . . . . . . . . . . . . . . . .              4,400           213,125

                                    BellSouth  . . . . . . . . . . . . . . . . . . . . . .              7,600           571,900

                                    Consolidated Edison  . . . . . . . . . . . . . . . . .              5,100           265,838

                                    FPL Group  . . . . . . . . . . . . . . . . . . . . . .              5,700           397,219

                                    FirstEnergy  . . . . . . . . . . . . . . . . . . . . .              4,400           136,675

                                    MCI WorldCom . . . . . . . . . . . . . . . . . . . . .  (a)         6,700           327,462

                                    Pinnacle West Capital  . . . . . . . . . . . . . . . .              2,400           107,550

                                                                                                                 ______________

                                                                                                                      3,438,187

                                                                                                                 ______________

                                    TOTAL COMMON STOCKS

                                        (cost $28,962,506) . . . . . . . . . . . . . . . .                          $32,754,416

                                                                                                                 ______________

                                                                                                                 ______________

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

                                                                                                 Principal

Bonds and Notes--17.8%                                                                             Amount            Value
-------------------------------------------------------                                        ______________    ______________

              U.S. Treasury Notes:  6.75%, 4/30/2000 . . . . . . . . . . . . . . . . . . .       $  1,000,000      $  1,034,390

                                    6.25%, 8/31/2000 . . . . . . . . . . . . . . . . . . .          1,000,000         1,034,120

                                    7.75%, 2/15/2001 . . . . . . . . . . . . . . . . . . .          1,350,000         1,451,344

                                    6.25%, 4/30/2001 . . . . . . . . . . . . . . . . . . .            500,000           522,690

                                    7.50%, 11/15/2001  . . . . . . . . . . . . . . . . . .            500,000           545,175

                                    6.125%, 12/31/2001 . . . . . . . . . . . . . . . . . .            850,000           894,370

                                    7.50%, 5/15/2002 . . . . . . . . . . . . . . . . . . .            750,000           827,535

                                    6.375%, 8/15/2002  . . . . . . . . . . . . . . . . . .          1,150,000         1,230,822

                                    6.25%, 2/15/2003 . . . . . . . . . . . . . . . . . . .            300,000           322,578

                                    5.75%, 8/15/2003 . . . . . . . . . . . . . . . . . . .            500,000           530,630

                                    7.25%, 5/15/2004 . . . . . . . . . . . . . . . . . . .            750,000           856,193

                                    6.25%, 2/15/2007 . . . . . . . . . . . . . . . . . . .            600,000           673,872

                                    5.625%, 5/15/2008  . . . . . . . . . . . . . . . . . .            700,000           766,640

                                                                                                                   ____________

                                    TOTAL BONDS AND NOTES

                                        (cost $10,306,024) . . . . . . . . . . . . . . . .                          $10,690,359

                                                                                                                   ____________




Short-Term Investments--27.7%
-------------------------------------------------------


              U.S. Treasury Bills:  4.90%, 10/8/1998 . . . . . . . . . . . . . . . . . . .     $       49,000    $       48,959

                                    4.94%, 10/15/1998  . . . . . . . . . . . . . . . . . .  (b)     7,027,000         7,015,195

                                    4.91%, 10/22/1998  . . . . . . . . . . . . . . . . . .            620,000           618,828

                                    4.89%, 11/12/1998  . . . . . . . . . . . . . . . . . .            634,000           631,026

                                    4.90%, 11/19/1998  . . . . . . . . . . . . . . . . . .            167,000           166,088

                                    4.81%, 11/27/1998  . . . . . . . . . . . . . . . . . .          2,134,000         2,120,236

                                    4.56%, 12/17/1998  . . . . . . . . . . . . . . . . . .  (b)     4,512,000         4,471,753

                                    4.51%, 12/24/1998  . . . . . . . . . . . . . . . . . .          1,638,000         1,621,898

                                                                                                                   ____________

                                    TOTAL SHORT-TERM INVESTMENTS

                                        (cost $16,683,380) . . . . . . . . . . . . . . . .                          $16,693,983

                                                                                                                   ____________



TOTAL INVESTMENTS (cost $55,951,910)     . . . . . . . . . . . . . . . . . . . . . . . . .              99.9%       $60,138,758

                                                                                                      _______      ____________


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                .1%    $       38,232

                                                                                                      _______      ____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%       $60,176,990

                                                                                                      _______      ____________


Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) Non-income producing.

(b) Partially held by the custodian in a segregated account as collateral for open financial futures positions.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF FINANCIAL FUTURES                             SEPTEMBER 30, 1998

                                                                                                                  Unrealized

                                                                            Market Value                         Appreciation/

                                                                               Covered                          (Depreciation)

Financial Futures Purchased:                                Contracts       by Contracts        Expiration        at 9/30/98

_________________________                                   ________         ___________         _________       ____________
Australian All Ordinaries. . . . . . . . . . . . . . . .          4          $    153,496        December '98    $     (1,050)

CAC 40 . . . . . . . . . . . . . . . . . . . . . . . . .         30               842,007        December '98        (112,044)

Deutsche Akteinindex . . . . . . . . . . . . . . . . . .          5             1,289,846        December '98        (170,683)

Financial Times. . . . . . . . . . . . . . . . . . . . .         23             1,956,669        December '98         (89,525)

Hang Seng. . . . . . . . . . . . . . . . . . . . . . . .          7               349,110        October '98           (7,687)

Nikkei 300 . . . . . . . . . . . . . . . . . . . . . . .         85             1,312,729        December '98         (80,903)

Russell 2000 . . . . . . . . . . . . . . . . . . . . . .         48             8,766,000        December '98         104,570

Standard & Poor's 500. . . . . . . . . . . . . . . . . .          2               513,000        December '98          (3,566)

                                                                                                                   __________

                                                                                                                   $ (360,888)

                                                                                                                   __________


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                        SEPTEMBER 30, 1998

                                                                                Income         Growth and Income       Growth

                                                                               Portfolio          Portfolio          Portfolio

                                                                              ____________      _____________      ____________

ASSETS:

   Investments in securities--See Statement of Investments
       [cost--Note 5(b)] . . . . . . . . . . . . . . . . . . . . . . . .       $52,322,259       $189,290,035       $60,138,758

   Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           165,675          --                --

   Receivable for investment securities sold . . . . . . . . . . . . . .            --              2,405,889           108,750

   Receivable for shares of Common Stock subscribed  . . . . . . . . . .             2,500          --                 --

   Dividends and interest receivable . . . . . . . . . . . . . . . . . .           383,206          1,532,053           196,818

   Prepaid expenses  . . . . . . . . . . . . . . . . . . . . . . . . . .            22,354             40,153            29,582

                                                                              ____________      _____________      ____________

                                                                                52,895,994        193,268,130        60,473,908

                                                                              ____________      _____________      ____________

LIABILITIES:

   Due to The Dreyfus Corporation and affiliates . . . . . . . . . . . .            27,435            125,866            42,184

   Due to Distributor  . . . . . . . . . . . . . . . . . . . . . . . . .             2,450                812               758

   Cash overdraft due to Custodian . . . . . . . . . . . . . . . . . . .            --                118,642             8,977

   Payable for investment securities purchased . . . . . . . . . . . . .            --              2,312,717            79,115

   Payable for futures variation margin--Note 5(a) . . . . . . . . . . .           385,875            297,238           140,018

   Payable for shares of Common Stock redeemed . . . . . . . . . . . . .            --                  2,605             2,637

   Accrued expenses  . . . . . . . . . . . . . . . . . . . . . . . . . .            35,969             36,780            23,229

                                                                              ____________      _____________      ____________

                                                                                   451,729          2,894,660           296,918

                                                                              ____________      _____________      ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $52,444,265       $190,373,470       $60,176,990

                                                                              ____________      _____________      ____________


REPRESENTED BY:

   Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . .       $49,551,219       $171,148,087       $53,004,305

   Accumulated undistributed investment income--net  . . . . . . . . . .         1,621,177          5,777,243         1,252,028

   Accumulated net realized gain (loss) on investments, forward
       currency exchange contracts and foreign currency transactions . .           235,314          3,778,163         2,094,697

   Accumulated net unrealized appreciation (depreciation) on
       investments [including ($124,567), ($517,291) and ($360,888)
       net unrealized (depreciation) on financial futures for
       the Income Portfolio, the Growth and Income Portfolio and
       the Growth Portfolio, respectively]--Note 5(b)  . . . . . . . . .         1,036,555          9,669,977         3,825,960

                                                                              ____________      _____________      ____________

NET ASSETS     . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $52,444,265       $190,373,470       $60,176,990

                                                                              ____________      _____________      ____________

                           NET ASSET VALUE PER SHARE
                              --------------------

                                                                                Income       Growth and Income        Growth

                                                                               Portfolio         Portfolio           Portfolio

                                                                              ____________      _____________      ____________

Restricted Class Shares

   Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $40,582,382       $186,397,355       $56,431,015

   Shares Outstanding  . . . . . . . . . . . . . . . . . . . . . . . . .         2,945,465         11,321,069         3,550,520

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . .            $13.78             $16.46            $15.89

                                                                                    ______             ______            ______


Investor Class Shares

   Net Assets  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $11,861,883         $3,976,115        $3,745,975

   Shares Outstanding  . . . . . . . . . . . . . . . . . . . . . . . . .           863,585            232,458           235,180

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . .            $13.74             $17.10            $15.93

                                                                                    ______             ______            ______


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                         YEAR ENDED SEPTEMBER 30, 1998

                                                                                Income       Growth and Income       Growth

                                                                               Portfolio         Portfolio          Portfolio

                                                                              __________        __________         __________


INVESTMENT INCOME:

  Income:

       Interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $  2,428,332       $ 8,451,034        $ 1,871,374

       Cash dividends (net of $2,438 and $1,284 foreign taxes withheld at source for the Growth and Income Portfolio and the
          Growth Portfolio, respectively)  . . . . . . . . . . . . . . .             --              733,358            385,593

                                                                              ____________      ____________       ____________

            Total Income . . . . . . . . . . . . . . . . . . . . . . . .         2,428,332         9,184,392          2,256,967

                                                                              ____________      ____________       ____________

   Expenses--Note 2(d):

       Management fee--Note 4(a) . . . . . . . . . . . . . . . . . . . .     $     241,264      $  1,403,976      $     447,108

       Shareholder servicing costs--Note 4(b)  . . . . . . . . . . . . .            39,187            22,822             33,372

       Auditing fees . . . . . . . . . . . . . . . . . . . . . . . . . .            35,352            25,378             16,845

       Registration fees . . . . . . . . . . . . . . . . . . . . . . . .            34,700            34,701             32,399

       Custodian fees--Note 4(b) . . . . . . . . . . . . . . . . . . . .             6,167            26,901             17,580

       Prospectus and shareholders' reports  . . . . . . . . . . . . . .             5,888            12,176              9,589

       Directors' fees and expenses--Note 4(c) . . . . . . . . . . . . .             3,345            14,037              4,846

       Legal fees  . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,283            24,439              7,195

       Loan commitment fees--Note 3  . . . . . . . . . . . . . . . . . .               215             1,131                372

       Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . . . .            14,789            22,170              6,284

                                                                              ____________      ____________       ____________

            Total Expenses . . . . . . . . . . . . . . . . . . . . . . .           383,190         1,587,731            575,590

                                                                              ____________      ____________       ____________


INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . .         2,045,142         7,596,661          1,681,377

                                                                              ____________       ____________      ____________


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 5:

   Net realized gain (loss) on investments . . . . . . . . . . . . . . .            70,844         7,218,241          3,955,027

   Net realized gain (loss) on forward currency exchange contracts

       Short transactions  . . . . . . . . . . . . . . . . . . . . . . .             --                4,296             3, 974

   Net realized gain (loss) on financial futures . . . . . . . . . . . .           295,981        (2,752,512)        (1,460,745)

                                                                              ____________      ____________       ____________

            Net Realized Gain (Loss) . . . . . . . . . . . . . . . . . .           366,825         4,470,025          2,498,256

                                                                              ____________      ____________       ____________

   Net unrealized appreciation (depreciation) on investments
       [including ($249,207), ($1,154,257) and ($706,538)
       net unrealized (depreciation) on financial futures for the
       Income Portfolio, the Growth and Income Portfolio and
       the Growth Portfolio, respectively] . . . . . . . . . . . . . . .           955,546          (872,552)        (2,255,918)

                                                                              ____________      ____________       ____________


NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . .         1,322,371         3,597,473            242,338

                                                                              ____________      ____________       ____________


NET INCREASE IN NET ASSETS RESULTING FROM  OPERATIONS. . . . . . . . . .       $ 3,367,513       $11,194,134       $  1,923,715

                                                                              ____________      ____________       ____________



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Year Ended               Year Ended

                                                                                  September 30, 1998      September 30, 1997*
                                                                                     ______________         _______________


OPERATIONS:
   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . .            $ 2,045,142             $ 1,577,563

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .                366,825               1,684,862

   Net unrealized appreciation (depreciation) on investments . . . . . . . .                955,546                 203,272

                                                                                       ____________            ____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  .              3,367,513               3,465,697

                                                                                       ____________            ____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             (1,195,123)               (683,757)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .               (503,416)               (402,914)

   Net realized gain on investments:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             (1,162,380)               (452,331)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .               (510,607)               (279,441)

                                                                                       ____________            ____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . .             (3,371,526)             (1,818,443)

                                                                                       ____________            ____________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             26,320,416              14,554,251

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .              1,337,588                 285,941

   Dividends reinvested:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .              2,347,119               1,128,662

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .              1,013,674                 682,355

   Cost of shares redeemed:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .            (10,884,363)             (7,019,957)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .               (549,851)                 (4,952)

                                                                                       ____________            ____________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  .           19,584,583               9,626,300

                                                                                       ____________            ____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . .             19,580,570              11,273,554


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . .             32,863,695              21,590,141

                                                                                       ____________            ____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $52,444,265             $32,863,695

                                                                                       ____________            ____________


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . .            $ 1,621,177             $ 1,234,286

                                                                                       ____________            ____________


CAPITAL SHARE TRANSACTIONS:

Restricted Class Shares                                                                   Shares                 Shares*

                                                                                       ____________            ____________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,946,584               1,084,972

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . .                182,513                  88,731

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (802,212)               (515,657)

                                                                                       ____________            ____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . .              1,326,885                 658,046

                                                                                       ____________            ____________

Investor Class Shares

__________________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                101,421                  20,560

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . .                 78,947                  53,686

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (40,536)                   (353)

                                                                                       ____________            ____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . .                139,832                  73,893

                                                                                       ____________            ____________

-----------

* Effective August 7, 1997, Retail shares were redesignated as Restricted Class shares and Institutional shares were redesignated as Investor Class shares.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                     Year Ended               Year Ended

                                                                                  September 30, 1998      September 30, 1997*
                                                                                     ______________         _______________



OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . .         $    7,596,661          $    5,236,005

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .              4,470,025              21,316,664

   Net unrealized appreciation (depreciation) on investments . . . . . . . .               (872,552)              8,099,227

                                                                                      _____________           _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  .             11,194,134              34,651,896

                                                                                      _____________           _____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             (5,849,219)             (2,784,722)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .                (32,948)                    --

   Net realized gain on investments:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .            (21,725,669)             (2,498,058)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .               (126,391)                 (2,967)

                                                                                      _____________           _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . .            (27,734,227)             (5,285,747)

                                                                                      _____________           _____________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             90,798,976              70,834,047

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .              3,980,556                 576,089

   Dividends reinvested:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             27,548,779               5,281,509

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .                136,621                   2,791

   Cost of shares redeemed:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .            (88,118,244)            (57,422,338)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .               (821,513)                (86,232)

                                                                                      _____________           _____________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  .           33,525,175              19,185,866

                                                                                      _____________           _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . .             16,985,082              48,552,015


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . .            173,388,388             124,836,373

                                                                                      _____________           _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           $190,373,470            $173,388,388

                                                                                      =============           =============

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . .           $  5,777,243          $    4,000,039

                                                                                      _____________           _____________


CAPITAL SHARE TRANSACTIONS:

Restricted Class Shares                                                                  Shares                   Shares*
                                                                                      _____________           _____________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,567,273               4,256,585

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . .              1,762,559                 345,875

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (5,379,862)             (3,358,250)

                                                                                      _____________           _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . .              1,949,970               1,244,210

                                                                                      =============           =============

Investor Class Shares

__________________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                236,425                  30,519

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . .                  8,397                     177

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (48,209)                 (5,235)

                                                                                      _____________           _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . .                196,613                  25,461

                                                                                      =============           =============

-----------

* Effective August 7, 1997, Retail shares were redesignated as Restricted Class shares and Institutional shares were redesignated as Investor Class shares.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                     Year Ended               Year Ended

                                                                                  September 30, 1998      September 30, 1997*
                                                                                     ______________         _______________


OPERATIONS:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . . . .         $    1,681,377           $   1,204,683

   Net realized gain (loss) on investments . . . . . . . . . . . . . . . . .              2,498,256              11,600,750

   Net unrealized appreciation (depreciation) on investments . . . . . . . .             (2,255,918)              1,930,461

                                                                                      _____________           _____________

          Net Increase (Decrease) in Net Assets Resulting from Operations  .              1,923,715              14,735,894

                                                                                      _____________           _____________


DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             (1,250,906)               (560,123)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .               (138,717)               (222,676)

   Net realized gain on investments:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .            (10,416,640)             (2,126,569)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .             (1,381,134)               (978,027)

                                                                                      _____________           _____________

          Total Dividends  . . . . . . . . . . . . . . . . . . . . . . . . .            (13,187,397)             (3,887,395)

                                                                                      _____________           _____________


CAPITAL STOCK TRANSACTIONS:

  Net proceeds from shares sold:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             31,959,042              26,560,356

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .              2,944,441                 753,257

   Dividends reinvested:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .             11,662,994               2,685,803

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .              1,519,851               1,200,579

   Cost of shares redeemed:

       Restricted Class shares . . . . . . . . . . . . . . . . . . . . . . .            (23,893,043)            (18,995,072)

       Investor Class shares . . . . . . . . . . . . . . . . . . . . . . . .             (8,374,798)            (10,031,917)

                                                                                      _____________           _____________

          Increase (Decrease) in Net Assets from Capital Stock Transactions  .           15,818,487               2,173,006

                                                                                      _____________           _____________

             Total Increase (Decrease) in Net Assets . . . . . . . . . . . .              4,554,805              13,021,505


NET ASSETS:

   Beginning of Period . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,622,185              42,600,680

                                                                                      _____________           _____________

   End of Period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          $  60,176,990           $  55,622,185

                                                                                      _____________           _____________

                                                                                      _____________           _____________

UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . .           $  1,252,028         $       931,029

                                                                                      _____________           _____________


CAPITAL SHARE TRANSACTIONS:

Restricted Class Shares                                                                  Shares                   Shares*

                                                                                      _____________           _____________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,910,064               1,467,413

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . .                755,375                 168,919

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (1,403,323)             (1,044,750)

                                                                                      _____________           _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . .              1,262,116                 591,582

                                                                                      =============           =============


Investor Class Shares

__________________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                183,691                  38,429

   Shares issued for dividends reinvested  . . . . . . . . . . . . . . . . .                 98,055                  75,413

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (469,015)               (563,616)

                                                                                      _____________           _____________

          Net Increase (Decrease) in Shares Outstanding  . . . . . . . . . .               (187,269)               (449,774)

                                                                                      ==============           =============


-----------

* Effective August 7, 1997, Retail shares were redesignated as Restricted Class shares and Institutional shares were redesignated as Investor Class shares.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., INCOME PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolios' financial statements.


                                                Restricted Class Shares                     Investor Class Shares

                                         ____________________________________           _____________________________________

                                               Year Ended September 30,                       Year Ended September 30,

                                           ____________________________________          __________________________________

PER SHARE DATA:                           1998      1997(1)    1996(2)    1995(3)        1998    1997(1)   1996(2)    1995(3)

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Net asset value, beginning of
       period    . . . . . . . . . .      $14.04     $13.42     $13.52    $12.50        $14.01    $13.39    $13.51    $12.50

                                          ______    _______    _______    ______        ______    ______    ______    ______

   Investment Operations:

   Investment income--net  . . . . .         .61        .71        .64       .40           .65       .72       .73       .39

   Net realized and unrealized gain
       (loss) on investments . . . .         .57        .99        .31       .62           .49       .95       .18       .62

                                          ______    _______    _______    ______        ______    ______    ______    ______

   Total from Investment Operations  .      1.18       1.70        .95      1.02          1.14      1.67       .91      1.01

                                          ______    _______    _______    ______        ______    ______    ______    ______

   Distributions:

   Dividends from investment
       income--net . . . . . . . . .        (.73)      (.65)      (.62)       --          (.70)     (.62)     (.60)       --

   Dividends from net realized gain
       on investments  . . . . . . .        (.71)      (.43)      (.43)       --          (.71)     (.43)     (.43)       --

                                          ______    _______    _______    ______        ______    ______    ______    ______

   Total Distributions . . . . . . .       (1.44)     (1.08)     (1.05)       --         (1.41)    (1.05)    (1.03)       --

                                          ______    _______    _______    ______        ______    ______    ______    ______

   Net asset value, end of period  .      $13.78     $14.04     $13.42    $13.52        $13.74    $14.01    $13.39    $13.51

                                          ______    _______    _______    ______        ______    ______    ______    ______


TOTAL INVESTMENT RETURN. . . . . . .        9.14%     13.50%      7.30%     8.24%(4)      8.92%    13.19%     7.07%     8.08%(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average
       net assets  . . . . . . . . .         .88%       .68%       .60%      .30%(4)      1.13%      .97%      .85%      .43%(4)

   Ratio of net investment income to
       average net assets  . . . . .        5.15%      5.87%      5.75%     3.08%(4)      4.92%     5.52%     5.50%     2.95%(4)

   Decrease reflected in above expense
       ratios due to undertakings by
       the Manager . . . . . . . . .          --        .14%       .61%      .26%(4)        --       .15%      .61%      .26%(4)

   Portfolio Turnover Rate . . . . .       64.58%     72.08%     32.95%     5.66%(4)     64.58%    72.08%    32.95%     5.66%(4)

   Net Assets, end of period
       (000's Omitted) . . . . . . .     $40,582    $22,727    $12,889    $8,141       $11,862   $10,136    $8,701    $8,122

------------

(1) Effective August 7, 1997, Retail shares were redesignated as Restricted
Class shares and Institutional shares were redesignated as Investor Class shares.

(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares and Investor Class shares were redesignated as Institutional shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Not annualized.




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolios' financial statements.


                                                Restricted Class Shares                     Investor Class Shares

                                          ____________________________________           _____________________________________

                                               Year Ended September 30,                       Year Ended September 30,

                                           ____________________________________          __________________________________

PER SHARE DATA:                            1998      1997(1)    1996(2)    1995(3)        1998    1997(1)   1996(2)    1995(3)

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Net asset value, beginning of
       period    . . . . . . . . . .      $18.43     $15.34     $14.31    $12.50        $19.05    $15.43    $14.29    $12.50

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Investment Operations:

   Investment income--net  . . . . .         .70        .58        .33       .27           .72(4)    .57(4)    .90(4)    .27

   Net realized and unrealized gain
       (loss) on investments . . . .         .30       3.16       1.60      1.54           .28      3.36      1.12      1.52

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Total from Investment Operations  .      1.00       3.74       1.93      1.81          1.00      3.93      2.02      1.79

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Distributions:

   Dividends from investment
       income--net . . . . . . . . .        (.63)      (.34)      (.42)       --          (.61)       --      (.40)       --

   Dividends from net realized gain
       on investments  . . . . . . .       (2.34)      (.31)      (.48)       --         (2.34)     (.31)     (.48)       --

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Total Distributions . . . . . . .       (2.97)      (.65)      (.90)       --         (2.95)     (.31)     (.88)       --

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Net asset value, end of period  .      $16.46     $18.43     $15.34    $14.31        $17.10    $19.05    $15.43    $14.29

                                          ======     ======     ======    ======        ======    ======    ======    ======


TOTAL INVESTMENT RETURN. . . . . . .        6.28%     25.22%     14.17%    14.48%(5)      6.04%    25.85%    14.84%    14.32%(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average
       net assets  . . . . . . . . .         .84%       .78%       .75%      .38%(5)      1.08%     1.00%     1.00%      .51%(5)

   Ratio of net investment income to
       average net assets  . . . . .        4.06%      3.52%      3.60%     2.10%(5)      3.81%     3.58%     3.35%     1.98%(5)

   Decrease reflected in above expense
       ratios due to undertakings by
       the Manager . . . . . . . . .          --        .06%       .39%      .33%(5)        --       .05%      .39%      .33%(5)

   Portfolio Turnover Rate . . . . .       76.78%    107.85%    122.52%    33.55%(5)     76.78%   107.85%   122.52%    33.55%(5)

   Net Assets, end of period
       (000's Omitted) . . . . . . .    $186,397   $172,705   $124,677    $9,248        $3,976      $683      $160    $8,602

------------

(1) Effective August 7, 1997, Retail shares were redesignated as Restricted
Class shares and Institutional shares were redesignated as Investor Class shares.

(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares and Investor Class shares were redesignated as Institutional shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Based on average shares outstanding at each month end.

(5) Not annualized.




                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC., GROWTH PORTFOLIO
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolios' financial statements.



                                                Restricted Class Shares                     Investor Class Shares

                                          ____________________________________           _____________________________________

                                               Year Ended September 30,                       Year Ended September 30,

                                           ____________________________________          __________________________________

PER SHARE DATA:                            1998      1997(1)    1996(2)    1995(3)        1998    1997(1)   1996(2)    1995(3)

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Net asset value, beginning of
       period    . . . . . . . . . .      $20.52     $16.59     $14.84    $12.50       $20.50     $16.58    $14.82    $12.50

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Investment Operations:

   Investment income--net  . . . . .         .52        .41        .28       .21       .44(4)        .62       .32       .19

   Net realized and unrealized gain
       (loss) on investments . . . .       (.02)       4.94       2.48      2.13          .03       4.68      2.42      2.13

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Total from Investment Operations  .       .50       5.35       2.76      2.34          .47       5.30      2.74      2.32

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Distributions:

   Dividends from investment
       income--net . . . . . . . . .        (.55)      (.30)      (.31)       --         (.46)      (.26)     (.28)       --

   Dividends from net realized gain
       on investments  . . . . . . .       (4.58)     (1.12)      (.70)       --        (4.58)     (1.12)     (.70)       --

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Total Distributions . . . . . . .       (5.13)     (1.42)     (1.01)       --        (5.04)     (1.38)     (.98)       --

                                         _______    _______    _______    ______        ______   _______    ______    ______

   Net asset value, end of period  .      $15.89     $20.52     $16.59    $14.84       $15.93     $20.50    $16.58    $14.82

                                          ======     ======     ======    ======       ======     ======    ======    ======

TOTAL INVESTMENT RETURN. . . . . . .        3.17%     34.70%     19.73%    18.72%(5)      2.97%    34.32%    19.58%    18.56%(5)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average
       net assets  . . . . . . . . .         .94%       .83%       .75%      .38%(5)      1.18%     1.06%     1.00%      .51%(5)

   Ratio of net investment income to
       average net assets  . . . . .        2.84%      2.38%      2.38%     1.51%(5)      2.65%     2.05%     2.08%     1.39%(5)

   Decrease reflected in above expense
       ratios due to undertakings by
       the Manager . . . . . . . . .          --        .20%       .53%      .26%(5)        --       .27%      .53%      .26%(5)

   Portfolio Turnover Rate . . . . .       89.23%    118.49%     77.83%    52.86%(5)     89.23%   118.49%    77.83%    52.86%(5)

   Net Assets, end of period
       (000's Omitted) . . . . . . .     $56,431    $46,960    $28,143   $11,898        $3,746    $8,662   $14,458   $11,939

------------

(1) Effective August 7, 1997, Retail shares were redesignated as Restricted
Class shares and Institutional shares were redesignated as Investor Class shares.

(2) Effective July 15, 1996, Class R shares were redesignated as Retail shares and Investor Class shares were redesignated as Institutional shares.

(3) From March 31, 1995 (commencement of operations) to September 30, 1995.

(4) Based on average shares outstanding at each month end.

(5) Not annualized.



                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES    TO    FINANCIAL    STATEMENTS

NOTE 1--GENERAL:

  Dreyfus LifeTime Portfolios, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company and operates as a series company currently offering three Portfolios: the Income Portfolio, the primary investment objective of which is to maximize current income and the secondary investment objective of which is capital appreciation, the Growth and Income Portfolio, the investment objective of which is to maximize total return, consisting of capital appreciation and current income and the Growth Portfolio, the investment objective of which is capital appreciation. The Fund accounts separately for the assets, liabilities and operations of each series. The Dreyfus Corporation (the "Manager") serves as each Portfolio' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon"), which is a wholly-owned subsidiary of Mellon Bank Corporation. Mellon Equity Associates ("Mellon Equity"), an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as each Portfolio's sub-investment adviser.

  As of September 30, 1998, APT Holdings Corporation, an indirect subsidiary of Mellon Bank Corporation, held the following shares:

        Income Portfolio

        ___________

Investor Class . . . . .778,816 Restricted Class  . . . . . . .783,071

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares. The Fund is authorized to issue 50 million shares of $.001 par value Common Stock in each of the following classes of shares: Restricted and Investor. Investor Class shares are offered to any investor and Restricted Class shares are offered only to clients of certain banks, securities brokers or dealers and other financial institutions (collectively, Service Agents) that have entered into selling agreements with the Distributor. Other differences between the classes include the services offered to and the expenses borne by each class.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

  Most debt securities (excluding short-term investments) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

  (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. During the period ended September 30, 1998, each portfolio received the following:

Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .   $  498

Growth and Income Portfolio  . . . . . . . . . . . . . . . . . .    1,232

Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . .      282

Income earned under this arrangement is included in interest income.

  (D) EXPENSES: Expenses directly attributable to each Portfolio are charged to that Portfolio' s operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

  (E) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by each Portfolio on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, with respect to each Portfolio, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that a net realized capital gain of a Portfolio can be offset by a capital loss carryover, if any, of that Portfolio, such gain will not be distributed.

  (F) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes. For Federal income tax purposes, each Portfolio is treated as a single entity for the purpose of determining such qualification.

  During the period ended September 30, 1998, each Portfolio reclassified the following amounts from paid-in capital to investment income-net. Net assets were not affected by these reclassifications.

Income Portfolio . . . . . . . . . . . . . . .           $40,288

Growth and Income Portfolio  . . . . . . . . .            62,710

Growth Portfolio . . . . . . . . . . . . . . .            29,245

NOTE 3--BANK LINE OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. During the period ended September 30, 1998, the Fund did not borrow under the Facility.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE  4--MANAGEMENT FEE, SUB-INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH
AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed on the value of each Portfolio' s average daily net assets and is payable monthly at the following annual rates: .60 of 1% of the Income Portfolio and .75 of 1% of the Growth and Income Portfolio and the Growth Portfolio.

Pursuant to a Sub-Investment Advisory Agreement between the Manager and Mellon Equity, the Manager has agreed to pay Mellon Equity a monthly sub-advisory fee for each Portfolio, computed at the following annual rates:

                                       Annual Fee as a Percentage of

Total Fund Net Assets            Average Daily Net Assets of each Portfolio

___________________                 _____________________________________

0 to $600 million  . . . . . . .                      .35 of 1%

$600 up to $1.2 billion  . . . .                      .25 of 1%

$1.2 up to $1.8 billion  . . . .                      .20 of 1%

In excess of $1.8 billion  . . .                      .15 of 1%

  (B) Under the Shareholder Services Plan, the Fund pays the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of each Portfolio' s Investor Class shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution, or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to
Service    Agents.

  During the period ended September 30, 1998, each Portfolio was charged the following pursuant to the Shareholder Services Plan:

Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .  $27,990

Growth and Income Portfolio  . . . . . . . . . . . . . . . . . .    7,498

Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . .   14,741

  Each Portfolio compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. During the period ended September 30, 1998, each Portfolio was charged the following pursuant to the transfer agency agreement:

Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .   $2,340

Growth and Income Portfolio  . . . . . . . . . . . . . . . . . .    3,173

Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . .    4,332

  The Fund compensates Mellon under a custody agreement to provide custodial services for each Portfolio. During the period ended September 30, 1998, each Portfolio was charged the following pursuant to the custody agreement:

Income Portfolio . . . . . . . . . . . . . . . . . . . . . . . .  $ 6,167

Growth and Income Portfolio  . . . . . . . . . . . . . . . . . .   26,901

Growth Portfolio . . . . . . . . . . . . . . . . . . . . . . . .   17,580

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 5--SECURITIES TRANSACTIONS:

  (A) The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and forward currency exchange contracts during the period ended September 30, 1998:

                                              Purchases        Sales
                                           ______________ ______________

Income Portfolio. . . . . . . . .  .        $  28,303,690  $  17,086,183

Growth and Income Portfolio . . .  .          127,541,685    121,946,589

Growth Portfolio. . . . . . . . .  .           38,970,738     38,925,129

The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. At September 30, 1998, there were no open forward currency exchange contracts.

  The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at September 30, 1998 are set forth in the Statements of Financial Futures.

  (B) The following summarizes accumulated net unrealized appreciation on investments and financial futures for each Portfolio at September 30, 1998:

                                                    Gross                Gross

                                                Appreciation        (Depreciation)           Net
                                                ___________           __________          ___________
Income Portfolio  . . . . . . . . . .           $ 1,161,144        $    (124,589)          $1,036,555

Growth and Income Portfolio . . . . .            13,054,522           (3,384,545)           9,669,977

Growth Portfolio  . . . . . . . . . .             5,618,623           (1,792,663)           3,825,960

  At September 30, 1998, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. The cost of investments for each Portfolio for financial reporting purposes as of September 30, 1998 was as follows:

Income Portfolio . . . . . . . . . . . . . . . . . . . . . .     $ 51,161,137

Growth and Income Portfolio  . . . . . . . . . . . . . . . .      179,102,767

Growth Portfolio . . . . . . . . . . . . . . . . . . . . . .       55,951,910

DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS LIFETIME PORTFOLIOS, INC.

  We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus LifeTime Portfolios, Inc. (comprised of the Income Portfolio, the Growth and Income Portfolio and the Growth Portfolio) as of September 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Dreyfus LifeTime Portfolios, Inc. at September 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

November 5, 1998


DREYFUS LIFETIME PORTFOLIOS, INC.
-----------------------------------------------------------------------------

IMPORTANT TAX INFORMATION (UNAUDITED)

  In  accordance  with  Federal  and  State  (where applicable) tax law, Dreyfus
LifeTime  Portfolios,  Inc.  (Income  Portfolio, Growth and Income Portfolio and
Growth Portfolio) hereby make the following designations of dividends and distributions paid during the fiscal year ended September 30, 1998:

                                                         Long-Term

                                                       Capital Gains                         Qualifying        Interest From

                                                       Distribution         Payable           Ordinary        U.S. Government

                                                         Per Share           Date             Dividends         Obligations

                                                        ___________        _________       ______________     ______________
Income Portfolio. . . . . . . . . . . . . . . .            $ .45           12/16/97        Not Applicable         67.037%

Growth and Income Portfolio . . . . . . . . . .            $1.02           12/16/97            4.030%         Not Applicable

Growth Portfolio. . . . . . . . . . . . . . . .            $2.94           12/16/97            4.362%         Not Applicable


  The percentage of qualifying ordinary dividends shown qualify for the corporate dividends received deduction. Shareholders will receive notification in January 1999 of the percentage applicable to the preparation of their 1998 income tax returns.

  The percentage shown for interest from U.S. Government Obligations represents the percentage of ordinary dividends attributable to interest income from direct obligations of the United States. Such portion of the dividend is currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.